Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued	$ 1,700		$ 2,000
Bond issued net of discount and fee	1,690		1,989
Repayment of bonds	1,132		300	[1]
800 million dollars 5.375% bonds due 2026
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 800
Borrowings, interest rate	5.375%
900 million dollars 5.625% bonds due 2033
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 900
Borrowings, interest rate	5.625%
500 million dollars, 5.2% bonds, due 2025
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds			$ 500
Borrowings, interest rate			5.20%
750 million dollars, 5.3% bonds, due 2027
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds			$ 750
Borrowings, interest rate			5.30%
750 million dollars, 5.5% bonds, due 2033
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds			$ 750
Borrowings, interest rate			5.50%
600 million euro 0.125% bonds due 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	$ 632	€ 600
500 million dollars 3.5% bonds due 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	$ 500
300 million dollars 8% bonds due 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds			$ 300

[1]	(1) See page F-7 for an explanation under Basis of preparation.